Income Taxes (Schedule of Reconciliation of Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Abstract]
Statutory rate	25.00%	35.00%	35.00%	25.00%
Approved and Privileged enterprise benefits	6.00%
State income taxes, net of federal benefit		2.50%	2.10%
Tax exempt interest income
Stock compensation expense	(17.30%)	3.40%	0.60%
Manufacturing deduction		(5.90%)	(2.70%)
Federal research and development tax credit			(1.60%)
Tax contingencies	(12.10%)	(3.50%)	0.40%
Non-deductible acquisition expenses	(4.80%)	12.90%	0.30%
Earning taxed under foreign law	13.20%	3.40%
Other	(1.60%)	4.50%	0.10%
Effective income tax rate	8.40%	52.30%	34.20%